INVENTORY (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Cost of sales	$ 1,271,317	$ 1,431,922	$ 2,320,886	$ 2,589,974
Reserve inventory write down	134,410	77,047	283,169	199,647
Inventory [member]
IfrsStatementLineItems [Line Items]
Cost of sales	$ 1,177,811	$ 1,259,183	$ 2,144,150	$ 2,272,064